Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended	57 Months Ended	60 Months Ended	98 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000228990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Main International ETF
C000190408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Main Sector Rotation ETF
C000223946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Main Thematic Innovation ETF
Without Sales Load [Member] | C000228990
Average Annual Return [Line Items]
Average Annual Return, Percent	25.51%	15.00%
Without Sales Load [Member] | C000190408
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%			17.21%	13.40%
Without Sales Load [Member] | C000223946
Average Annual Return [Line Items]
Average Annual Return, Percent	58.44%		2.92%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	24.93%	15.62%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%			17.64%	15.27%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	22.64%		11.25%